================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-07345

                         IXIS Advisor Funds Trust III
              (Exact name of registrant as specified in charter)

  399 Boylston Street, Boston, Massachusetts                02116
   (Address of principal executive offices)              (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

       Harris Associates Focused Value Fund -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)


 Shares    Description                                              Value (+)
 ------    -----------                                            ------------
Common Stocks -- 96.8% of Net Assets
           Aerospace & Defense -- 1.4%
    55,400 Raytheon Co.                                           $  2,906,284
                                                                  ------------
           Apparel -- 4.9%
   234,000 Liz Claiborne, Inc.                                      10,026,900
                                                                  ------------
           Apparel Retailers -- 4.9%
   383,000 Timberland Co.(b)                                         9,969,490
                                                                  ------------
           Beverages -- 3.2%
    68,900 Molson Coors Brewing Co.                                  6,519,318
                                                                  ------------
           Chemicals -- 3.3%
   142,700 International Flavors & Fragrances, Inc.(c)               6,738,294
                                                                  ------------
           Distribution & Wholesale -- 4.9%
   162,900 CDW Corp.                                                10,006,947
                                                                  ------------
           Diversified Financial Services -- 3.3%
    85,800 Morgan Stanley                                            6,757,608
                                                                  ------------
           Electronics -- 1.5%
   128,000 PerkinElmer, Inc.                                         3,100,160
                                                                  ------------
           Hand & Machine Tools -- 1.3%
    31,400 Black & Decker Corp. (The)                                2,562,868
                                                                  ------------
           Health Care - Products -- 4.3%
   173,100 Bausch & Lomb, Inc.                                       8,855,796
                                                                  ------------
           Health Care - Services -- 7.2%
   135,200 MDS, Inc.                                                 2,557,984
   173,500 Omnicare, Inc.(c)                                         6,900,095
   794,800 Tenet Healthcare Corp.(b)(c)                              5,110,564
                                                                  ------------
                                                                    14,568,643
                                                                  ------------
           Home Builders -- 3.0%
   283,000 D.R. Horton, Inc.                                         6,226,000
                                                                  ------------
           Insurance -- 3.1%
   367,700 Conseco, Inc.(b)                                          6,361,210
                                                                  ------------
           Lodging & Gaming -- 2.3%
    55,800 Harrah's Entertainment, Inc.                              4,712,310
                                                                  ------------
           Manufacturing -- 3.8%
   247,800 Tyco International, Ltd.                                  7,818,090
                                                                  ------------
           Media -- 14.9%
   215,700 Cablevision Systems Corp., Class A                        6,563,751
   504,220 Discovery Holding Co.(b)                                  9,645,728
   174,300 EW Scripps Co.(c)                                         7,787,724
   327,900 Time Warner, Inc.                                         6,466,188
                                                                  ------------
                                                                    30,463,391
                                                                  ------------
           Pharmaceuticals -- 0.4%
    35,200 Alpharma, Inc., Class A(c)                                  847,616
                                                                  ------------
           Restaurants -- 9.0%
   206,100 McDonald's Corp.                                          9,284,805
   157,000 Yum! Brands, Inc.                                         9,068,320
                                                                  ------------
                                                                    18,353,125
                                                                  ------------
           Savings & Loans -- 5.6%
   358,315 Sovereign Bancorp, Inc.(c)                                9,115,534
    60,000 Washington Mutual, Inc.(c)                                2,422,800
                                                                  ------------
                                                                    11,538,334
                                                                  ------------
           Semiconductors -- 13.3%
   561,000 Intel Corp.                                              10,731,930
   133,800 International Rectifier Corp.(b)                          5,112,498
   470,100 National Semiconductor Corp.                             11,348,214
                                                                  ------------
                                                                    27,192,642
                                                                  ------------
           Telecommunications -- 1.2%
   131,600 Sprint Nextel Corp.                                       2,495,136
                                                                  ------------
           Total Common Stocks
           (Identified Cost $174,853,494)                          198,020,162
                                                                  ------------
 Shares/
Principal
 Amount
---------
Short-Term Investments -- 17.7%
28,270,685 State Street Securities Lending Quality Trust(d)         28,270,685
$7,812,874 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 3/30/2007 at 4.250% to be
           repurchased at $7,815,641 on 4/2/2007, collateralized
           by $7,760,000 U.S. Treasury Note, 4.875% due
           5/31/2011 valued at $7,973,400, including accrued
           interest(e)                                               7,812,874
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $36,083,559)                            36,083,559
                                                                  ------------
           Total Investments -- 114.5%
           (Identified Cost $210,937,053)(a)                       234,103,721
           Other assets less liabilities -- (14.5)%                (29,587,633)
                                                                  ------------
           Total Net Assets -- 100%                               $204,516,088
                                                                  ============

Investments as of March 31, 2007 (Unaudited)

--------

(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's' financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

        At March 31, 2007, the net unrealized appreciation on investments based on a cost of $210,937,053 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of
          value over tax cost                              $32,091,664
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value                                   (8,924,996)
                                                           -----------
        Net unrealized appreciation                        $23,166,668
                                                           ===========

(b)     Non-income producing security.

(c) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $27,526,577 and $28,270,685, respectively.

(d)     Represents investment of securities lending collateral.

Investments as of March 31, 2007 (Unaudited)

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Holdings at March 31, 2007 as a Percentage of Net Assets (Unaudited)

Media                                    14.9%

Semiconductors                           13.3

Restaurants                               9.0

Health Care - Services                    7.2

Savings & Loans                           5.6

Apparel                                   4.9

Distribution & Wholesale                  4.9

Apparel Retailers                         4.9

Health Care - Products                    4.3

Manufacturing                             3.8

Diversified Financial Services            3.3

Chemicals                                 3.3

Beverages                                 3.2

Insurance                                 3.1

Home Builders                             3.0

Lodging & Gaming                          2.3

Other, Less than 2% each                  5.8

        Ixis Moderate Diversified Portfolio -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)


Shares  Description                                                  Value (+)
------  -----------                                                  ----------
Common Stocks -- 69.2% of Net Assets
        Aerospace & Defense -- 1.7%
  2,050 Alliant Techsystems, Inc.(b)(c)                              $  180,236
  3,443 Boeing Co. (The)                                                306,117
  3,300 DRS Technologies, Inc.(b)                                       172,161
  6,600 Honeywell International, Inc.                                   303,996
  2,050 L-3 Communications Holdings, Inc.(b)                            179,314
  8,000 Raytheon Co.                                                    419,680
                                                                     ----------
                                                                      1,561,504
                                                                     ----------
        Agriculture -- 0.2%
  3,773 Monsanto Co.                                                    207,364
                                                                     ----------
        Apparel -- 0.9%
  8,340 Coach, Inc.(c)                                                  417,417
  9,000 Onward Kashiyama Co., Ltd. (JPY)                                125,178
  2,810 Polo Ralph Lauren Corp.                                         247,702
                                                                     ----------
                                                                        790,297
                                                                     ----------
        Athletic Footwear -- 0.5%
  1,578 Adidas AG (EUR)                                                  86,279
  3,700 NIKE, Inc., Class B                                             393,162
                                                                     ----------
                                                                        479,441
                                                                     ----------
        Auto Manufacturers -- 0.4%
284,000 Denway Motors, Ltd. (HKD)                                       123,944
 25,000 Isuzu Motors, Ltd. (JPY)                                        125,382
  4,957 Nissan Motor Co., Ltd., Sponsored ADR(b)                        106,080
                                                                     ----------
                                                                        355,406
                                                                     ----------
        Auto Parts & Equipment -- 0.2%
  2,950 Autoliv, Inc.(b)                                                168,475
                                                                     ----------
        Banks -- 3.7%
  3,495 ABN AMRO Holding NV, Sponsored ADR(b)                           150,355
  5,750 Banco Santander Central Hispano SA, ADR                         102,523
 37,400 Bangkok Bank PCL (THB)                                          120,714
  1,361 Bank of Yokohama, Ltd., ADR(b)                                  101,395
  2,650 BNP Paribas, ADR(b)                                             138,330
  2,900 Comerica, Inc.(b)                                               171,448
  3,980 Commerzbank AG (EUR)                                            176,089
  2,587 Credit Agricole SA (EUR)                                        100,876
  2,445 DBS Group Holdings, Ltd., Sponsored ADR(b)                      137,409
 11,100 Fulton Financial Corp.(b)                                       161,283
  5,579 HBOS PLC (GBP)                                                  114,946
  1,580 HSBC Holdings PLC, Sponsored ADR(b)                             138,740
  7,500 Huntington Bancshares, Inc.(b)                                  163,875
 24,000 Joyo Bank, Ltd. (The) (JPY)                                     149,898
  4,550 KeyCorp(b)                                                      170,488
  1,251 Kookmin Bank (KRW)                                              112,228
  3,650 Marshall & Ilsley Corp.(b)                                      169,031
  9,100 Mellon Financial Corp.(b)                                       392,574
318,500 PT Bank Mandiri (IDR)                                            87,260
  2,592 Royal Bank of Scotland Group PLC (GBP)                          101,197
 10,230 Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR(b)      105,881
 14,400 UniCredito Italiano SpA (EUR)                                   137,058
  1,456 Westpac Banking Corp., Sponsored ADR(b)                         155,428
                                                                     ----------
                                                                      3,359,026
                                                                     ----------
        Beverages -- 1.1%
  4,500 Coca-Cola Co. (The)                                             216,000
  8,600 Constellation Brands, Inc.(b)(c)                                182,148
  2,600 Diageo PLC, Sponsored ADR                                       210,470
  1,240 Fomento Economico Mexicano, SAB de CV, Sponsored ADR            136,883
  4,464 PepsiCo, Inc.                                                   283,732
                                                                     ----------
                                                                      1,029,233
                                                                     ----------
        Biotechnology -- 0.8%
  5,834 Celgene Corp.(b)(c)                                             306,052
  4,563 Genentech, Inc.(c)                                              374,713
                                                                     ----------
                                                                        680,765
                                                                     ----------
        Building Materials -- 0.2%
  3,100 Cemex SAB de CV, Sponsored ADR(c)                               101,525
  5,200 JS Group Corp. (JPY)                                            112,746
                                                                     ----------
                                                                        214,271
                                                                     ----------
        Chemicals -- 1.3%
  3,135 Ciba Specialty Chemicals AG, Sponsored ADR                      103,612
  9,400 Dow Chemical Co. (The)                                          431,084
  1,710 Lonza Group AG (CHF)                                            164,365
  5,700 Lyondell Chemical Co.(b)                                        170,829
  2,550 Sherwin-Williams Co. (The)(b)                                   168,402
  4,200 Sigma-Aldrich Corp.(b)                                          174,384
                                                                     ----------
                                                                      1,212,676
                                                                     ----------
        Commercial Services -- 1.0%
  4,085 Alliance Data Systems Corp.(c)                                  251,718
  3,800 Apollo Group, Inc., Class A(b)(c)                               166,820
 50,000 Cosco Pacific, Ltd. (HKD)                                       123,888
  4,759 Monster Worldwide, Inc.(c)                                      225,434
  4,800 R. R. Donnelley & Sons Co.(b)                                   175,632
                                                                     ----------
                                                                        943,492
                                                                     ----------
        Computers -- 5.1%
  8,364 Apple, Inc.(c)                                                  777,099
  4,483 Cognizant Technology Solutions Corp., Class A(c)                395,715
 35,300 Dell, Inc.(c)                                                   819,313
 18,145 EMC Corp.(b)(c)                                                 251,308
 19,900 Hewlett-Packard Co.                                             798,786
  6,274 International Business Machines Corp.                           591,387
 12,768 Network Appliance, Inc.(c)                                      466,287
  6,700 Seagate Technology(b)                                           156,110
 64,900 Sun Microsystems, Inc.(c)                                       390,049
                                                                     ----------
                                                                      4,646,054
                                                                     ----------
        Distribution & Wholesale -- 0.4%
  9,800 Sumitomo Corp., Sponsored ADR(b)                                174,930
  2,700 WESCO International, Inc.(b)(c)                                 169,506
                                                                     ----------
                                                                        344,436
                                                                     ----------
        Diversified Financial Services -- 7.7%
  2,700 A.G. Edwards, Inc.(b)                                           186,786
 10,100 American Express Co.                                            569,640
  2,167 BlackRock, Inc.(b)                                              338,724

Investments as of March 31, 2007 (Unaudited)


Shares  Description                                                  Value (+)
------  -----------                                                  ----------
        Diversified Financial Services -- continued
  4,100 Capital One Financial Corp.                                  $  309,386
 18,976 Cattles PLC (GBP)                                               152,915
    778 Chicago Mercantile Exchange Holdings, Inc.                      414,254
  3,350 CIT Group, Inc.(b)                                              177,282
  7,800 Citigroup, Inc.                                                 400,452
  1,929 Credit Suisse Group, Sponsored ADR                              138,560
  3,187 Goldman Sachs Group, Inc.                                       658,530
  2,317 IGM Financial, Inc. (CAD)                                        98,059
  2,382 IntercontinentalExchange, Inc.(c)                               291,104
 16,200 JPMorgan Chase & Co.                                            783,756
 16,625 Man Group PLC (GBP)                                             181,571
  2,605 MasterCard, Inc., Class A(b)                                    276,755
 16,592 Morgan Stanley                                                1,306,786
  4,780 Nomura Holdings, Inc.(b)                                         99,089
  2,139 NYSE Group, Inc.(b)(c)                                          200,531
  3,300 Promise Co., Ltd. (JPY)                                         124,338
  5,253 T. Rowe Price Group, Inc.                                       247,889
                                                                     ----------
                                                                      6,956,407
                                                                     ----------
        Electric -- 1.0%
  3,500 Ameren Corp.(b)                                                 176,050
  2,410 Companhia Energetica de Minas Gerais, Sponsored ADR(b)          117,247
120,000 Datang International Power Generation Co., Ltd.,
        Class H (HKD)                                                   114,110
  3,500 Edison International(b)                                         171,955
  3,200 Integrys Energy Group, Inc.(b)                                  177,632
  4,450 PPL Corp.(b)                                                    182,005
                                                                     ----------
                                                                        938,999
                                                                     ----------
        Electrical Components & Equipment -- 0.8%
  4,900 AMETEK, Inc.(b)                                                 169,246
  3,300 General Cable Corp.(b)(c)                                       176,319
  3,500 Hubbell, Inc., Class B(b)                                       168,840
 19,105 Johnson Electric Holdings, Ltd., Sponsored ADR(b)               125,138
    950 Schneider Electric SA (EUR)                                     120,599
     55 Schneider Electric SA (EUR)(c)                                    6,759
                                                                     ----------
                                                                        766,901
                                                                     ----------
        Electronics -- 0.4%
  4,500 Arrow Electronics, Inc.(b)(c)                                   169,875
  4,700 Avnet, Inc.(b)(c)                                               169,858
                                                                     ----------
                                                                        339,733
                                                                     ----------
        Food -- 1.4%
  3,989 Carrefour SA (EUR)                                              291,747
  4,600 Hormel Foods Corp.(b)                                           171,074
  3,400 J.M. Smucker Co. (The)(b)                                       181,288
  3,000 Loblaw Cos., Ltd. (CAD)                                         119,532
  1,650 Nestle SA, Sponsored ADR                                        160,297
  2,420 Royal Numico NV (EUR)                                           124,817
  5,900 Smithfield Foods, Inc.(b)(c)                                    176,705
                                                                     ----------
                                                                      1,225,460
                                                                     ----------
        Gas -- 0.1%
 26,000 Osaka Gas Co., Ltd. (JPY)                                       100,832
                                                                     ----------
        Health Care - Capital Equipment -- 0.3%
  6,224 Thermo Fisher Scientific, Inc.(c)                               290,972
                                                                     ----------
        Health Care - Products -- 2.6%
  3,450 Bausch & Lomb, Inc.(b)                                          176,502
  5,346 Baxter International, Inc.                                      281,574
  2,600 Beckman Coulter, Inc.(b)                                        166,114
  3,650 Cooper Cos. (The), Inc.(b)                                      177,463
  2,900 Hillenbrand Industries, Inc.(b)                                 172,173
  3,400 Kinetic Concepts, Inc.(b)(c)                                    172,176
  8,700 Medtronic, Inc.                                                 426,822
  2,700 Smith & Nephew PLC, Sponsored ADR(b)                            171,396
  5,165 St. Jude Medical, Inc.(c)                                       194,255
  5,625 Stryker Corp.(b)                                                373,050
                                                                     ----------
                                                                      2,311,525
                                                                     ----------
        Health Care - Services -- 0.2%
  4,500 Lincare Holdings, Inc.(b)(c)                                    164,925
                                                                     ----------
        Home Builders -- 0.4%
  3,500 Lennar Corp., Class A                                           147,735
  6,500 Pulte Homes, Inc.(b)                                            171,990
                                                                     ----------
                                                                        319,725
                                                                     ----------
        Household Products & Wares -- 0.8%
  3,550 Church & Dwight Co., Inc.(b)                                    178,743
  4,800 Fortune Brands, Inc.                                            378,336
  2,000 Whirlpool Corp.(b)                                              169,820
                                                                     ----------
                                                                        726,899
                                                                     ----------
        Insurance -- 2.4%
  4,100 Aflac, Inc.                                                     192,946
  2,000 Ambac Financial Group, Inc.(b)                                  172,780
  4,274 American International Group, Inc.                              287,298
  2,650 Arch Capital Group, Ltd.(b)(c)                                  180,757
  3,490 Axa, Sponsored ADR(b)                                           148,674
  4,000 Cincinnati Financial Corp.                                      169,600
  5,700 HCC Insurance Holdings, Inc.(b)                                 175,560
  2,495 ING Groep NV, Sponsored ADR                                     105,613
  3,300 Millea Holdings, Inc. (JPY)                                     122,098
 36,974 Old Mutual PLC (GBP)                                            119,398
 14,000 Progressive Corp.                                               305,480
  3,900 Protective Life Corp.(b)                                        171,756
                                                                     ----------
                                                                      2,151,960
                                                                     ----------
        Internet -- 1.9%
  6,560 Akamai Technologies, Inc.(b)(c)                                 327,475
  8,774 eBay, Inc.(c)                                                   290,858
  1,875 Google, Inc., Class A(c)                                        859,050
  8,102 Yahoo!, Inc.(c)                                                 253,512
                                                                     ----------
                                                                      1,730,895
                                                                     ----------
        Iron & Steel -- 0.2%
  4,356 Evraz Group SA, GDR, 144A                                       145,926
                                                                     ----------
        Leisure Time -- 1.2%
 14,300 Carnival Corp.                                                  670,098
  7,100 Harley-Davidson, Inc.(b)                                        417,125
                                                                     ----------
                                                                      1,087,223
                                                                     ----------
        Lodging & Gaming -- 0.4%
  4,098 Las Vegas Sands Corp.(c)                                        354,928
                                                                     ----------
        Manufacturing -- 1.8%
  3,700 Cooper Industries, Ltd., Class A(b)                             166,463
  2,100 Eaton Corp.(b)                                                  175,476
  7,200 Leggett & Platt, Inc.(b)                                        163,224
  2,100 Parker Hannifin Corp.(b)                                        181,251

Investments as of March 31, 2007 (Unaudited)


Shares Description                                                   Value (+)
------ -----------                                                   ----------
       Manufacturing -- continued
28,600 Tyco International, Ltd.                                      $  902,330
                                                                     ----------
                                                                      1,588,744
                                                                     ----------
       Media -- 5.0%
 3,630 British Sky Broadcasting PLC, Sponsored ADR(b)                   162,624
16,517 Comcast Corp., Class A(b)(c)                                     428,603
 8,200 Eniro AB (SEK)                                                   103,633
 3,100 Gannett Co., Inc.(b)                                             174,499
 3,365 Liberty Media Corp. - Capital, Series A(b)(c)                    372,135
 6,086 McGraw-Hill Cos., Inc. (The)                                     382,688
14,202 News Corp., Class A                                              328,350
 2,171 Reuters Group PLC, Sponsored ADR(b)                              119,926
41,900 Time Warner, Inc.                                                826,268
21,700 Viacom, Inc., Class B(c)                                         892,087
 4,130 Vivendi (EUR)                                                    167,829
16,871 Walt Disney Co. (The)                                            580,869
                                                                     ----------
                                                                      4,539,511
                                                                     ----------
       Metal Fabricate & Hardware -- 0.6%
 5,301 Precision Castparts Corp.                                        551,569
                                                                     ----------
       Metals -- 1.0%
 2,960 Allegheny Technologies, Inc.(b)                                  315,802
 4,600 Cameco Corp.(b)                                                  188,324
 6,262 Freeport-McMoRan Copper & Gold, Inc.(b)                          414,482
                                                                     ----------
                                                                        918,608
                                                                     ----------
       Mining -- 0.4%
 4,400 BHP Billiton Ltd., Sponsored ADR(b)                              213,180
 5,820 Cia Vale do Rio Doce, Sponsored ADR(b)                           182,050
                                                                     ----------
                                                                        395,230
                                                                     ----------
       Office & Business Equipment -- 0.4%
 2,425 Canon, Inc., Sponsored ADR                                       130,174
12,900 Xerox Corp.(c)                                                   217,881
                                                                     ----------
                                                                        348,055
                                                                     ----------
       Oil & Gas -- 1.8%
 4,250 Anadarko Petroleum Corp.(b)                                      182,665
 5,800 Chesapeake Energy Corp.(b)                                       179,104
 2,557 Eni SpA, Sponsored ADR                                           165,770
 3,400 Hess Corp.(b)                                                    188,598
 1,000 LUKOIL, Sponsored ADR                                             86,500
 1,340 Petroleo Brasileiro SA, ADR(b)                                   133,343
 1,700 Tesoro Corp.(b)                                                  170,731
 2,438 Total SA, Sponsored ADR(b)                                       170,124
 6,874 XTO Energy, Inc.                                                 376,764
                                                                     ----------
                                                                      1,653,599
                                                                     ----------
       Oil & Gas Services -- 0.2%
 6,708 Saipem SpA (EUR)                                                 195,347
                                                                     ----------
       Pharmaceuticals -- 2.2%
 9,602 Abbott Laboratories                                              535,792
 2,530 AstraZeneca PLC, Sponsored ADR(b)                                135,735
 5,846 Gilead Sciences, Inc.(c)                                         447,219
 3,710 GlaxoSmithKline PLC, Sponsored ADR(b)                            205,015
 2,456 Novartis AG, ADR                                                 134,171
13,100 Schering-Plough Corp.                                            334,181
 7,000 Shionogi & Co., Ltd. (JPY)                                       125,933
 1,800 Takeda Pharmaceutical Co., Ltd. (JPY)                            118,075
                                                                     ----------
                                                                      2,036,121
                                                                     ----------
       Real Estate -- 0.6%
15,532 CB Richard Ellis Group, Inc., Class A(b)(c)                      530,884
                                                                     ----------
       REITs - Health Care -- 0.2%
 3,900 Ventas, Inc.(b)                                                  164,307
                                                                     ----------
       REITs - Hotels -- 0.2%
 3,700 Hospitality Properties Trust(b)                                  173,160
                                                                     ----------
       Restaurants -- 1.2%
24,300 McDonald's Corp.                                               1,094,715
                                                                     ----------
       Retail -- 3.8%
 3,414 Best Buy Co., Inc.                                               166,330
16,029 CVS/Caremark Corp.(b)                                            547,230
 7,900 Daiei, Inc. (JPY)(c)                                             113,968
 3,324 Folli-Follie SA (EUR)                                            116,338
 7,600 Foot Locker, Inc.(b)                                             178,980
14,600 Home Depot, Inc.                                                 536,404
 7,510 Kingfisher PLC, Sponsored ADR(b)                                  82,235
 3,031 Kohl's Corp.(c)                                                  232,205
 3,700 Limited Brands, Inc.                                              96,422
 3,600 Men's Wearhouse, Inc. (The)(b)                                   169,380
 5,175 Nordstrom, Inc.                                                  273,964
45,100 Signet Group PLC (GBP)                                           111,381
 6,300 TJX Cos., Inc.(b)                                                169,848
14,000 Wal-Mart Stores, Inc.                                            657,300
                                                                     ----------
                                                                      3,451,985
                                                                     ----------
       Savings & Loans -- 0.7%
 6,420 Sovereign Bancorp, Inc.(b)                                       163,325
12,200 Washington Mutual, Inc.                                          492,636
                                                                     ----------
                                                                        655,961
                                                                     ----------
       Semiconductors -- 2.3%
53,300 Intel Corp.                                                    1,019,629
 5,755 MEMC Electronic Materials, Inc.(c)                               348,638
   178 Samsung Electronics Co., Ltd. (KRW)                              106,520
 3,960 STMicroelectronics NV                                             76,032
10,048 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored
       ADR(b)                                                           108,016
14,600 Texas Instruments, Inc.                                          439,460
                                                                     ----------
                                                                      2,098,295
                                                                     ----------
       Software -- 1.6%
 8,288 Adobe Systems, Inc.(c)                                           345,610
 4,500 Fair Isaac Corp.(b)                                              174,060
14,257 Microsoft Corp.                                                  397,342
14,767 Oracle Corp.(c)                                                  267,726
 4,243 Patni Computer Systems, Ltd., ADR(b)                              97,843
 3,388 SAP AG (EUR)                                                     151,028
                                                                     ----------
                                                                      1,433,609
                                                                     ----------
       Telecommunications -- 3.8%
 4,566 Alcatel-Lucent (EUR)                                              53,736
 2,700 Anixter International, Inc.(b)(c)                                178,038
31,054 Cisco Systems, Inc.(c)                                           792,809
13,178 Corning, Inc.(c)                                                 299,668

Investments as of March 31, 2007 (Unaudited)


 Shares   Description                                                Value (+)
 ------   -----------                                               -----------
          Telecommunications -- continued
    6,237 France Telecom SA, Sponsored ADR                          $   164,657
       16 KDDI Corp. (JPY)                                              127,766
    4,600 Nokia Oyj (EUR)                                               105,877
   12,199 QUALCOMM, Inc.                                                520,409
   44,200 Sprint Nextel Corp.(b)                                        838,032
    6,963 Vodafone Group PLC, Sponsored ADR                             187,026
   11,600 Windstream Corp.(b)(c)                                        170,404
                                                                    -----------
                                                                      3,438,422
                                                                    -----------
          Textiles -- 0.2%
    2,100 Mohawk Industries, Inc.(b)(c)                                 172,305
                                                                    -----------
          Tobacco -- 0.3%
    2,400 Loews Corp. - Carolina Group(b)                               181,464
    1,350 UST, Inc.(b)                                                   78,273
                                                                    -----------
                                                                        259,737
                                                                    -----------
          Toys, Games & Hobbies -- 0.2%
    4,537 Nintendo Co., Ltd., ADR(b)                                    164,239
                                                                    -----------
          Transportation -- 1.3%
    1,900 FedEx Corp.                                                   204,117
    9,300 Union Pacific Corp.                                           944,415
                                                                    -----------
                                                                      1,148,532
                                                                    -----------
          Water -- 0.1%
    2,259 Suez SA, ADR(b)                                               119,456
                                                                    -----------
          Total Common Stocks
          (Identified Cost $56,211,969)                              62,738,141
                                                                    -----------
Principal
 Amount
---------
Bonds and Notes -- 29.3%
          Asset Backed Securities -- 1.4%
 $100,000 Citibank Credit Card Issuance Trust, Series 2003-A3,
          Class A3, 3.100%, 3/10/2010                                    98,076
  277,000 Citibank Credit Card Issuance Trust, Series 2003-A6,
          Class A6, 2.900%, 5/17/2010                                   270,218
  300,000 GS Mortgage Securities Corp. II, Series 2006-GG8,
          Class A4, 5.560%, 11/10/2039                                  304,167
  300,000 JP Morgan Chase Commercial Mortgage Securities Corp.,
          Series 2006-LDP7, Class A4, 6.066%, 4/15/2045(d)              312,503
  300,000 LB-UBS Commercial Mortgage Trust, Series 2006-C4,
          Class A4, 5.899%, 6/15/2038(d)                                312,868
                                                                    -----------
                                                                      1,297,832
                                                                    -----------
          Auto Manufacturers -- 0.3%
  285,000 DaimlerChrysler NA Holding Corp.,
          4.050%, 6/04/2008                                             280,723
                                                                    -----------
          Banks -- 0.3%
  300,000 JPMorgan Chase & Co.,
          5.150%, 10/01/2015                                            293,348
                                                                    -----------
          Brokerage -- 0.3%
  320,000 Goldman Sachs Group, Inc., (The)
          4.750%, 7/15/2013                                             308,418
                                                                    -----------
          Diversified Financial Services -- 4.6%
 $275,000 American General Finance Corp.,
          5.375%, 10/01/2012                                            276,228
  140,000 Bear Stearns Cos., Inc.,
          5.550%, 1/22/2017                                             137,314
  295,000 Capital One Bank,
          6.500%, 6/13/2013(b)                                          308,684
  275,000 CIT Group, Inc.,
          5.800%, 7/28/2011(b)                                          280,015
  600,000 General Electric Capital Corp., (MTN),
          6.000%, 6/15/2012                                             623,420
  365,000 HSBC Finance Corp.,
          4.750%, 7/15/2013(b)                                          352,575
  630,000 John Deere Capital Corp.,
          4.500%, 8/22/2007                                             628,165
  650,000 Morgan Stanley,
          4.750%, 4/01/2014(b)                                          617,362
  300,000 Residential Capital LLC,
          6.500%, 4/17/2013                                             297,152
  625,000 USA Education, Inc.,
          5.625%, 4/10/2007                                             625,022
                                                                    -----------
                                                                      4,145,937
                                                                    -----------
          Electric -- 1.4%
  220,000 Carolina Power & Light,
          6.500%, 7/15/2012                                             233,360
  540,000 Dominion Resources, Inc.,
          5.700%, 9/17/2012                                             551,659
  330,000 Duke Energy Corp., Senior Note,
          4.200%, 10/01/2008                                            325,005
  120,000 Progress Energy, Inc.,
          7.100%, 3/01/2011                                             128,098
                                                                    -----------
                                                                      1,238,122
                                                                    -----------
          Entertainment -- 0.4%
  180,000 Time Warner, Inc.,
          6.500%, 11/15/2036                                            179,490
  130,000 Time Warner, Inc.,
          7.625%, 4/15/2031                                             146,097
                                                                    -----------
                                                                        325,587
                                                                    -----------
          Government Sponsored -- 2.4%
  950,000 Federal Home Loan Mortgage Corp.,
          4.625%, 2/21/2008                                             946,179
1,230,000 Federal National Mortgage Association,
          3.250%, 1/15/2008(b)                                        1,212,313
                                                                    -----------
                                                                      2,158,492
                                                                    -----------
          Insurance -- 0.2%
  130,000 Willis North America, Inc.,
          6.200%, 3/28/2017                                             130,286
                                                                    -----------
          Mortgage Related -- 14.2%
  359,450 FHLMC, 4.000%, 5/01/2020                                      339,434
1,114,086 FHLMC, 4.500%, 6/01/2035                                    1,047,723
  242,509 FHLMC, 5.500%, with various maturities to 2019(e)             243,321
   26,167 FHLMC, 6.000%, 6/01/2035                                       26,497

Investments as of March 31, 2007 (Unaudited)


Principal
 Amount    Description                                              Value (+)
---------  -----------                                            ------------
           Mortgage Related -- continued
  $866,414 FHLMC,
           6.500%, with various maturities to 2035(e)             $    888,530
 1,385,995 FNMA,
           4.000%, with various maturities to 2020(e)                1,309,484
   694,136 FNMA,
           4.500%, 9/01/2035                                           652,652
 4,227,233 FNMA,
           5.000%, with various maturities to 2036(e)                4,086,988
 3,110,805 FNMA,
           5.500%, with various maturities to 2035(e)                3,111,874
 1,028,881 FNMA,
           6.500%, with various maturities to 2036(e)                1,056,092
   108,145 GNMA,
           6.500%, 10/20/2034                                          110,821
                                                                  ------------
                                                                    12,873,416
                                                                  ------------
           Pharmaceuticals -- 0.5%
   270,000 Cardinal Health, Inc.,
           5.850%, 12/15/2017                                          269,548
   195,000 Hospira, Inc.,
           5.550%, 3/30/2012                                           195,077
                                                                  ------------
                                                                       464,625
                                                                  ------------
           Pipelines -- 0.3%
   290,000 ONEOK Partners LP,
           6.150%, 10/01/2016(b)                                       296,478
                                                                  ------------
           Real Estate -- 0.3%
   305,000 ERP Operating LP,
           5.125%, 3/15/2016                                           297,454
                                                                  ------------
           REITs - Regional Malls -- 0.5%
   450,000 Simon Property Group LP,
           4.600%, 6/15/2010                                           442,368
                                                                  ------------
           Retail -- 0.3%
   275,000 Federated Retail Holdings, Inc.,
           5.350%, 3/15/2012                                           274,280
                                                                  ------------
           Technology -- 0.3%
   280,000 Pitney Bowes, Inc., (MTN),
           5.250%, 1/15/2037                                           273,363
                                                                  ------------
           Telecommunications -- 0.3%
   280,000 Vodafone Group PLC,
           6.150%, 2/27/2037(b)                                        270,307
                                                                  ------------
           Treasuries -- 0.6%
   345,000 U.S. Treasury Bond,
           4.500%, 2/15/2036(b)                                        325,270
   760,000 U.S. Treasury STRIPS,
           Zero Coupon, 2/15/2036                                      190,003
                                                                  ------------
                                                                       515,273
                                                                  ------------
           Wireless -- 0.3%
   265,000 Sprint Capital Corp.,
           6.875%, 11/15/2028                                          263,910
                                                                  ------------
           Wirelines -- 0.4%
  $300,000 Embarq Corp., 7.995%, 6/01/2036                             309,783
                                                                  ------------
           Total Bonds and Notes (Identified Cost $26,692,147)      26,460,002
                                                                  ------------
 Shares/
Principal
 Amount
---------
Short-Term Investments -- 25.1%
21,513,854 State Street Securities Lending Quality Trust(f)         21,513,854
$1,194,638 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 3/30/2007 at 4.250% to be
           repurchased at $1,195,061 on 4/2/2007, collateralized
           by $1,195,000 U.S. Treasury Bond, 7.125% due
           5/31/2011 valued at $1,227,863, including accrued
           interest(g)                                               1,194,638
    60,000 U.S Treasury Bill,
           5.075%, 4/12/2007(h)                                         59,880
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $22,768,372)                            22,768,372
                                                                  ------------
           Total Investments -- 123.6%
           (Identified Cost $105,672,488)(a)                       111,966,515
           Other assets less liabilities -- (23.6)%                (21,399,703)
                                                                  ------------
           Total Net Assets -- 100%                               $ 90,566,812
                                                                  ============

Investments as of March 31, 2007 (Unaudited)

--------

(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At March 31, 2007, the net unrealized appreciation on investments based on a cost of $105,731,694 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of
          value over tax cost                              $ 7,862,203
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value                                   (1,627,382)
                                                           -----------
        Net unrealized appreciation                        $ 6,234,821
                                                           ===========

(b) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $21,037,830 and $21,513,854, respectively.

(c)     Non-income producing security.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

Investments as of March 31, 2007 (Unaudited)

(e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(f)     Represents investments of security lending collateral.

(g) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(h)     Annualized yield at time of purchase; not a coupon rate.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $145,926 or 0.2% of net assets.

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs & GDRs are significantly influenced by trading on exchanges not located in the United States.

MTN     Medium Term Note
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
GNMA    Government National Mortgage Association
REITs   Real Estate Investment Trusts
STRIPS  Separate Trading of Registered Interest and Principal of Securities
CAD     Canadian Dollar
CHF     Swiss Franc
EUR     Euro
GBP     British Pound
HKD     Hong Kong Dollar
IDR     Indonesian Rupiah
JPY     Japanese Yen
KRW     South Korean Won
SEK     Swedish Krona
THB     Thailand Bhat

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Mortgage Related                         14.2%

Diversified Financial Services           12.3

Computers                                 5.1

Media                                     5.0

Retail                                    4.1

Telecommunications                        4.1

Banks                                     4.0

Pharmaceuticals                           2.7

Health Care - Products                    2.6

Insurance                                 2.6

Electric                                  2.4

Government Sponsored                      2.4

Semiconductors                            2.3

Other, Less than 2% each                 34.7

         Ixis Equity Diversified Portfolio -- Portfolio of Investments

Investments as of March 31, 2007 (Unaudited)


Shares  Description                                                  Value (+)
------  -----------                                                  ----------
Common Stocks -- 98.2% of Net Assets
        Aerospace & Defense -- 2.1%
    750 Alliant Techsystems, Inc.(b)(c)                              $   65,940
  1,451 Boeing Co. (The)                                                129,008
  1,350 DRS Technologies, Inc.(b)                                        70,430
  2,600 Honeywell International, Inc.                                   119,756
    800 L-3 Communications Holdings, Inc.(b)                             69,976
  2,800 Raytheon Co.                                                    146,888
                                                                     ----------
                                                                        601,998
                                                                     ----------
        Agriculture -- 0.3%
  1,590 Monsanto Co.                                                     87,386
                                                                     ----------
        Apparel -- 1.2%
  3,516 Coach, Inc.(c)                                                  175,976
  4,000 Onward Kashiyama Co., Ltd. (JPY)                                 55,635
  1,185 Polo Ralph Lauren Corp.(b)                                      104,457
                                                                     ----------
                                                                        336,068
                                                                     ----------
        Athletic Footwear -- 0.8%
    747 Adidas AG (EUR)                                                  40,843
  1,700 NIKE, Inc., Class B(b)                                          180,642
                                                                     ----------
                                                                        221,485
                                                                     ----------
        Auto Manufacturers -- 0.6%
124,000 Denway Motors, Ltd. (HKD)                                        54,117
 13,000 Isuzu Motors, Ltd. (JPY)                                         65,198
  2,082 Nissan Motor Co., Ltd., Sponsored ADR(b)                         44,555
                                                                     ----------
                                                                        163,870
                                                                     ----------
        Auto Parts & Equipment -- 0.2%
  1,150 Autoliv, Inc.                                                    65,677
                                                                     ----------
        Banks -- 5.4%
  1,568 ABN AMRO Holding NV, Sponsored ADR(b)                            67,455
  2,720 Banco Santander Central Hispano SA, ADR                          48,498
 17,400 Bangkok Bank PCL (THB)                                           56,161
    647 Bank of Yokohama, Ltd., ADR(b)                                   48,202
  1,290 BNP Paribas, ADR(b)                                              67,338
  1,200 Comerica, Inc.(b)                                                70,944
  1,812 Commerzbank AG (EUR)                                             80,169
  1,179 Credit Agricole SA (EUR)                                         45,973
  1,070 DBS Group Holdings, Ltd., Sponsored ADR(b)                       60,134
  4,750 Fulton Financial Corp.(b)                                        69,018
  2,621 HBOS PLC (GBP)                                                   54,001
    752 HSBC Holdings PLC, Sponsored ADR(b)                              66,033
  3,150 Huntington Bancshares, Inc.(b)                                   68,828
 11,000 Joyo Bank, Ltd. (The) (JPY)                                      68,703
  1,900 KeyCorp(b)                                                       71,193
    576 Kookmin Bank (KRW)                                               51,673
  1,600 Marshall & Ilsley Corp.(b)                                       74,096
  4,350 Mellon Financial Corp.(b)                                       187,659
143,000 PT Bank Mandiri (IDR)                                            39,178
  1,291 Royal Bank of Scotland Group PLC (GBP)                           50,403
  4,539 Sumitomo Trust & Banking Co., Ltd.
        (The), Sponsored ADR(b)                                          46,979
  6,620 UniCredito Italiano SpA (EUR)                                    63,009
    699 Westpac Banking Corp., Sponsored ADR(b)                          74,618
                                                                     ----------
                                                                      1,530,265
                                                                     ----------
        Beverages -- 1.6%
  2,080 Coca-Cola Co. (The)                                              99,840
  3,650 Constellation Brands, Inc.(b)(c)                                 77,307
  1,200 Diageo PLC, Sponsored ADR                                        97,140
    520 Fomento Economico Mexicano, SAB de CV, Sponsored ADR             57,403
  1,882 PepsiCo, Inc.                                                   119,620
                                                                     ----------
                                                                        451,310
                                                                     ----------
        Biotechnology -- 1.0%
  2,459 Celgene Corp.(b)(c)                                             128,999
  1,923 Genentech, Inc.(c)                                              157,917
                                                                     ----------
                                                                        286,916
                                                                     ----------
        Building Materials -- 0.4%
  1,560 Cemex SAB de CV, Sponsored ADR(b)(c)                             51,090
  2,500 JS Group Corp. (JPY)                                             54,205
                                                                     ----------
                                                                        105,295
                                                                     ----------
        Chemicals -- 1.9%
  1,407 Ciba Specialty Chemicals AG,
        Sponsored ADR                                                    46,501
  4,400 Dow Chemical Co. (The)(b)                                       201,784
    780 Lonza Group AG (CHF)(c)                                          74,974
  2,400 Lyondell Chemical Co.(b)                                         71,928
  1,000 Sherwin-Williams Co. (The)(b)                                    66,040
  1,750 Sigma-Aldrich Corp.(b)                                           72,660
                                                                     ----------
                                                                        533,887
                                                                     ----------
        Commercial Services -- 1.4%
  1,722 Alliance Data Systems Corp.(b)(c)                               106,110
  1,650 Apollo Group, Inc., Class A(b)(c)                                72,435
 22,000 Cosco Pacific, Ltd. (HKD)                                        54,511
  2,006 Monster Worldwide, Inc.(c)                                       95,024
  2,000 R. R. Donnelley & Sons Co.(b)                                    73,180
                                                                     ----------
                                                                        401,260
                                                                     ----------
        Computers -- 7.3%
  3,526 Apple, Inc.(c)                                                  327,601
  1,890 Cognizant Technology Solutions Corp.,
        Class A(b)(c)                                                   166,830
 16,700 Dell, Inc.(c)                                                   387,607
  7,649 EMC Corp.(b)(c)                                                 105,939
  9,500 Hewlett-Packard Co.                                             381,330
  2,645 International Business Machines Corp.(b)                        249,318
  5,382 Network Appliance, Inc.(b)(c)                                   196,550
  2,850 Seagate Technology(b)                                            66,405
 30,900 Sun Microsystems, Inc.(b)(c)                                    185,709
                                                                     ----------
                                                                      2,067,289
                                                                     ----------
        Distribution & Wholesale -- 0.5%
  4,570 Sumitomo Corp., Sponsored ADR(b)                                 81,574
  1,100 WESCO International, Inc.(b)(c)                                  69,058
                                                                     ----------
                                                                        150,632
                                                                     ----------
        Diversified Financial Services -- 11.0%
  1,100 A.G. Edwards, Inc.(b)                                            76,098

Investments as of March 31, 2007 (Unaudited)


Shares Description                                                   Value (+)
------ -----------                                                   ----------
       Diversified Financial Services -- continued
 4,800 American Express Co.                                          $  270,720
   914 BlackRock, Inc.(b)                                               142,867
 2,000 Capital One Financial Corp.(b)                                   150,920
 7,970 Cattles PLC (GBP)                                                 64,225
   328 Chicago Mercantile Exchange Holdings, Inc.(b)                    174,647
 1,350 CIT Group, Inc.(b)                                                71,442
 3,700 Citigroup, Inc.                                                  189,958
   896 Credit Suisse Group, Sponsored ADR                                64,360
 1,344 Goldman Sachs Group, Inc.(b)                                     277,711
 1,033 IGM Financial, Inc. (CAD)                                         43,718
 1,002 IntercontinentalExchange, Inc.(b)(c)                             122,454
 7,720 JPMorgan Chase & Co.                                             373,494
 7,529 Man Group PLC (GBP)                                               82,228
 1,098 MasterCard, Inc., Class A(b)                                     116,652
 7,568 Morgan Stanley                                                   596,056
 2,300 Nomura Holdings, Inc.(b)                                          47,679
   902 NYSE Group, Inc.(b)(c)                                            84,562
 1,500 Promise Co., Ltd. (JPY)                                           56,517
 2,214 T. Rowe Price Group, Inc.(b)                                     104,479
                                                                     ----------
                                                                      3,110,787
                                                                     ----------
       Electric -- 1.4%
 1,500 Ameren Corp.(b)                                                   75,450
 1,060 Companhia Energetica de Minas Gerais, Sponsored ADR(b)            51,569
56,000 Datang International Power Generation Co., Ltd.,
       Class H (HKD)                                                     53,251
 1,550 Edison International(b)                                           76,152
 1,300 Integrys Energy Group, Inc.(b)                                    72,163
 1,850 PPL Corp.(b)                                                      75,665
                                                                     ----------
                                                                        404,250
                                                                     ----------
       Electrical Components & Equipment -- 1.2%
 2,100 AMETEK, Inc.(b)                                                   72,534
 1,300 General Cable Corp.(b)(c)                                         69,459
 1,550 Hubbell, Inc., Class B(b)                                         74,772
 8,600 Johnson Electric Holdings, Ltd., Sponsored ADR(b)                 56,330
    24 Schneider Electric SA (EUR)(c)                                     2,950
   420 Schneider Electric SA (EUR)                                       53,317
                                                                     ----------
                                                                        329,362
                                                                     ----------
       Electronics -- 0.5%
 1,900 Arrow Electronics, Inc.(b)(c)                                     71,725
 2,000 Avnet, Inc.(b)(c)                                                 72,280
                                                                     ----------
                                                                        144,005
                                                                     ----------
       Food -- 1.9%
 1,943 Carrefour SA (EUR)                                               142,107
 2,000 Hormel Foods Corp.(b)                                             74,380
 1,500 J.M. Smucker Co. (The)(b)                                         79,980
 1,520 Loblaw Cos., Ltd. (CAD)                                           60,563
   680 Nestle SA, Sponsored ADR                                          66,062
   980 Royal Numico NV (EUR)                                             50,546
 2,450 Smithfield Foods, Inc.(b)(c)                                      73,377
                                                                     ----------
                                                                        547,015
                                                                     ----------
       Gas -- 0.2%
13,000 Osaka Gas Co., Ltd. (JPY)                                         50,416
                                                                     ----------
       Health Care - Capital Equipment -- 0.4%
 2,624 Thermo Fisher Scientific, Inc.(c)                                122,672
                                                                     ----------
       Health Care - Products -- 3.6%
 1,500 Bausch & Lomb, Inc.(b)                                            76,740
 2,254 Baxter International, Inc.                                       118,718
 1,050 Beckman Coulter, Inc.(b)                                          67,085
 1,600 Cooper Cos., Inc. (The)(b)                                        77,792
 1,150 Hillenbrand Industries, Inc.(b)                                   68,275
 1,500 Kinetic Concepts, Inc.(c)                                         75,960
 4,200 Medtronic, Inc.                                                  206,052
 1,400 Smith & Nephew PLC, Sponsored ADR(b)                              88,872
 2,177 St. Jude Medical, Inc.(b)(c)                                      81,877
 2,371 Stryker Corp.(b)                                                 157,245
                                                                     ----------
                                                                      1,018,616
                                                                     ----------
       Health Care - Services -- 0.2%
 1,900 Lincare Holdings, Inc.(b)(c)                                      69,635
                                                                     ----------
       Home Builders -- 0.6%
 1,600 Lennar Corp., Class A(b)                                          67,536
 3,400 Pulte Homes, Inc.(b)                                              89,964
                                                                     ----------
                                                                        157,500
                                                                     ----------
       Household Products & Wares -- 1.1%
 1,500 Church & Dwight Co., Inc.(b)                                      75,525
 2,200 Fortune Brands, Inc.(b)                                          173,404
   800 Whirlpool Corp.(b)                                                67,928
                                                                     ----------
                                                                        316,857
                                                                     ----------
       Insurance -- 3.4%
 2,000 Aflac, Inc.                                                       94,120
   750 Ambac Financial Group, Inc.(b)                                    64,793
 1,802 American International Group, Inc.                               121,130
 1,050 Arch Capital Group, Ltd.(b)(c)                                    71,620
 1,620 Axa, Sponsored ADR                                                69,012
 1,750 Cincinnati Financial Corp.                                        74,200
 2,350 HCC Insurance Holdings, Inc.(b)                                   72,380
 1,250 ING Groep NV, Sponsored ADR                                       52,913
 1,800 Millea Holdings, Inc. (JPY)                                       66,599
17,673 Old Mutual PLC (GBP)                                              57,070
 6,600 Progressive Corp.(b)                                             144,012
 1,700 Protective Life Corp.(b)                                          74,868
                                                                     ----------
                                                                        962,717
                                                                     ----------
       Internet -- 2.6%
 2,766 Akamai Technologies, Inc.(b)(c)                                  138,079
 3,699 eBay, Inc.(c)                                                    122,622
   790 Google, Inc., Class A(c)                                         361,946
 3,416 Yahoo!, Inc.(c)                                                  106,887
                                                                     ----------
                                                                        729,534
                                                                     ----------
       Iron & Steel -- 0.2%
 1,865 Evraz Group SA, GDR, 144A                                         62,478
                                                                     ----------
       Leisure Time -- 1.8%
 6,800 Carnival Corp.(b)                                                318,648
 3,300 Harley-Davidson, Inc.(b)                                         193,875
                                                                     ----------
                                                                        512,523
                                                                     ----------
       Lodging & Gaming -- 0.5%
 1,727 Las Vegas Sands Corp.(b)(c)                                      149,575
                                                                     ----------
       Manufacturing -- 2.5%
 1,600 Cooper Industries, Ltd., Class A(b)                               71,984
   800 Eaton Corp.(b)                                                    66,848
 3,050 Leggett & Platt, Inc.(b)                                          69,144

Investments as of March 31, 2007 (Unaudited)


Shares Description                                                   Value (+)
------ -----------                                                   ----------
       Manufacturing -- continued
   850 Parker Hannifin Corp.(b)                                      $   73,363
13,300 Tyco International, Ltd.                                         419,615
                                                                     ----------
                                                                        700,954
                                                                     ----------
       Media -- 7.3%
 1,790 British Sky Broadcasting PLC,
       Sponsored ADR(b)                                                  80,192
 6,962 Comcast Corp., Class A(b)(c)                                     180,664
 3,700 Eniro AB (SEK)                                                    46,761
 1,200 Gannett Co., Inc.(b)                                              67,548
 1,600 Liberty Media Corp. - Capital, Series A(b)(c)                    176,944
 2,565 McGraw-Hill Cos., Inc. (The)(b)                                  161,287
 5,987 News Corp., Class A                                              138,420
 1,010 Reuters Group PLC, Sponsored ADR(b)                               55,792
19,800 Time Warner, Inc.(b)                                             390,456
10,500 Viacom, Inc., Class B(b)(c)                                      431,655
 1,960 Vivendi (EUR)                                                     79,648
 7,582 Walt Disney Co. (The)                                            261,048
                                                                     ----------
                                                                      2,070,415
                                                                     ----------
       Metal Fabricate & Hardware -- 0.8%
 2,235 Precision Castparts Corp.                                        232,552
                                                                     ----------
       Metals -- 1.4%
 1,248 Allegheny Technologies, Inc.(b)                                  133,149
 1,950 Cameco Corp.(b)                                                   79,833
 2,640 Freeport-McMoRan Copper & Gold, Inc.                             174,742
                                                                     ----------
                                                                        387,724
                                                                     ----------
       Mining -- 0.7%
 2,120 BHP Billiton Ltd., Sponsored ADR(b)                              102,714
 2,780 Cia Vale do Rio Doce, Sponsored ADR(b)                            86,958
                                                                     ----------
                                                                        189,672
                                                                     ----------
       Office & Business Equipment -- 0.6%
 1,125 Canon, Inc., Sponsored ADR                                        60,390
 5,860 Xerox Corp.(b)(c)                                                 98,975
                                                                     ----------
                                                                        159,365
                                                                     ----------
       Oil & Gas -- 2.6%
 1,800 Anadarko Petroleum Corp.(b)                                       77,364
 2,450 Chesapeake Energy Corp.(b)                                        75,656
 1,224 Eni SpA, Sponsored ADR                                            79,352
 1,300 Gazprom, Sponsored ADR(b)                                         54,470
 1,350 Hess Corp.(b)                                                     74,884
   390 LUKOIL, Sponsored ADR                                             33,735
   560 Petroleo Brasileiro SA, ADR(b)                                    55,726
   650 Tesoro Corp.                                                      65,280
 1,050 Total SA, Sponsored ADR(b)                                        73,269
 2,898 XTO Energy, Inc.(b)                                              158,839
                                                                     ----------
                                                                        748,575
                                                                     ----------
       Oil & Gas Services -- 0.3%
 2,886 Saipem SpA (EUR)                                                  84,045
                                                                     ----------
       Pharmaceuticals -- 3.2%
 4,048 Abbott Laboratories                                              225,878
   260 AstraZeneca PLC (GBP)                                             13,988
 1,000 AstraZeneca PLC, Sponsored ADR                                    53,650
 2,464 Gilead Sciences, Inc.(c)                                         188,496
 1,900 GlaxoSmithKline PLC, Sponsored ADR(b)                            104,994
 1,031 Novartis AG, ADR                                                  56,324
 5,800 Schering-Plough Corp.(b)                                         147,958
 3,000 Shionogi & Co., Ltd. (JPY)                                        53,972
   800 Takeda Pharmaceutical Co., Ltd. (JPY)                             52,478
                                                                     ----------
                                                                        897,738
                                                                     ----------
       Real Estate -- 0.8%
 6,547 CB Richard Ellis Group, Inc., Class A(b)(c)                      223,776
                                                                     ----------
       REITs - Health Care -- 0.2%
 1,650 Ventas, Inc.(b)                                                   69,515
                                                                     ----------
       REITs - Hotels -- 0.3%
 1,600 Hospitality Properties Trust(b)                                   74,880
                                                                     ----------
       Restaurants -- 1.8%
11,300 McDonald's Corp.(b)                                              509,065
                                                                     ----------
       Retail -- 5.6%
 1,439 Best Buy Co., Inc.(b)                                             70,108
 6,757 CVS/Caremark Corp.(b)                                            230,684
 3,600 Daiei, Inc. (JPY)(c)                                              51,935
 1,302 Folli - Follie SA (EUR)                                           45,569
 3,200 Foot Locker, Inc.(b)                                              75,360
 6,800 Home Depot, Inc.(b)                                              249,832
 3,490 Kingfisher PLC, Sponsored ADR                                     38,215
 1,278 Kohl's Corp.(c)                                                   97,908
 4,000 Limited Brands, Inc.(b)                                          104,240
 1,500 Men's Wearhouse, Inc. (The)(b)                                    70,575
 2,181 Nordstrom, Inc.                                                  115,462
20,500 Signet Group PLC (GBP)                                            50,628
 2,650 TJX Cos., Inc.(b)                                                 71,444
 6,490 Wal-Mart Stores, Inc.                                            304,705
                                                                     ----------
                                                                      1,576,665
                                                                     ----------
       Savings & Loans -- 1.0%
 2,665 Sovereign Bancorp, Inc.(b)                                        67,798
 5,600 Washington Mutual, Inc.(b)                                       226,128
                                                                     ----------
                                                                        293,926
                                                                     ----------
       Semiconductors -- 3.4%
25,400 Intel Corp.                                                      485,902
 2,426 MEMC Electronic Materials, Inc.(b)(c)                            146,967
    77 Samsung Electronics Co., Ltd. (KRW)                               46,079
 1,810 STMicroelectronics NV                                             34,752
 4,130 Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR(b)                                                  44,397
 7,000 Texas Instruments, Inc.                                          210,700
                                                                     ----------
                                                                        968,797
                                                                     ----------
       Software -- 2.2%
 3,494 Adobe Systems, Inc.(b)(c)                                        145,700
 1,950 Fair Isaac Corp.(b)                                               75,426
 6,010 Microsoft Corp.                                                  167,499
 6,225 Oracle Corp.(c)                                                  112,859
 1,751 Patni Computer Systems, Ltd., ADR(b)                              40,378
 1,593 SAP AG (EUR)                                                      71,011
                                                                     ----------
                                                                        612,873
                                                                     ----------
       Telecommunications -- 5.3%
 2,063 Alcatel-Lucent (EUR)                                              24,279
 1,100 Anixter International, Inc.(b)(c)                                 72,534

Investments as of March 31, 2007 (Unaudited)


 Shares    Description                                              Value (+)
 ------    -----------                                            ------------
           Telecommunications -- continued
    13,091 Cisco Systems, Inc.(c)                                 $    334,213
     5,555 Corning, Inc.(b)(c)                                         126,321
     2,838 France Telecom SA, Sponsored ADR                             74,923
         7 KDDI Corp. (JPY)                                             55,898
     2,100 Nokia Oyj (EUR)                                              48,335
     5,142 QUALCOMM, Inc.                                              219,358
    20,800 Sprint Nextel Corp.(b)                                      394,368
     2,948 Vodafone Group PLC, Sponsored ADR(b)                         79,183
     4,850 Windstream Corp.(b)                                          71,247
                                                                  ------------
                                                                     1,500,659
                                                                  ------------
           Textiles -- 0.2%
       800 Mohawk Industries, Inc.(b)(c)                                65,640
                                                                  ------------
           Tobacco -- 0.3%
       900 Loews Corp. - Carolina Group(b)                              68,049
       550 UST, Inc.(b)                                                 31,889
                                                                  ------------
                                                                        99,938
                                                                  ------------
           Toys, Games & Hobbies -- 0.3%
     2,096 Nintendo Co., Ltd., ADR(b)                                   75,875
                                                                  ------------
           Transportation -- 1.9%
       900 FedEx Corp.                                                  96,687
     4,450 Union Pacific Corp.                                         451,897
                                                                  ------------
                                                                       548,584
                                                                  ------------
           Water -- 0.2%
       994 Suez SA, ADR(b)                                              52,562
                                                                  ------------
           Total Common Stocks
           (Identified Cost $25,105,978)                            27,835,075
                                                                  ------------
 Shares/
Principal
 Amount
---------
Short-Term Investments -- 40.6% of Net Assets
11,150,192 State Street Securities Lending Quality Trust(d)         11,150,192
  $374,161 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 3/30/2007 at 4.250% to be
           repurchased at $374,294 on 4/02/2007, collateralized
           by $380,000 U.S. Treasury Note, 4.875% due 5/31/2011
           valued at $390,450, including accrued interest(e)           374,161
                                                                  ------------
           Total Short-Term Investments (Identified Cost
           $11,524,353)                                             11,524,353
                                                                  ------------
           Total Investments -- 138.8% (Identified Cost
           $36,630,331)(a)                                          39,359,428
           Other assets less liabilities--(38.8)%                  (11,006,987)
                                                                  ------------
           Net Assets -- 100%                                     $ 28,352,441
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

        The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

Investments as of March 31, 2007 (Unaudited)


        The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

        At March 31, 2007, the net unrealized appreciation on investments based on a cost of $36,630,331 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          over tax cost                                     $3,243,819
        Aggregate gross unrealized depreciation for all       (514,722)
          investments in which there is an excess of tax
          cost over value
                                                            ----------
        Net unrealized appreciation                         $2,729,097
                                                            ==========

(b) All or a portion of this security was on loan at March 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at March 31, 2007 were $10,890,183 and $11,150,192, respectively

(c)     Non-income producing security.

(d)     Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $62,478 or 0.2% of net assets.

ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

REITs   Real Estate Investment Trusts
CAD     Canadian Dollar
CHF     Swiss Franc
EUR     Euro
GBP     British Pound
HKD     Hong Kong Dollar
IDR     Indonesian Rupiah
JPY     Japanese Yen
KRW     South Korean Won
SEK     Swedish Krona
THB     Thailand Baht

Holdings at March 31, 2007 as a Percentage of Net Assets (unaudited)

Diversified Financial Services                     11.0%

Media                                               7.3

Computers                                           7.3

Retail                                              5.6

Banks                                               5.4

Telecommunications                                  5.3

Health Care - Products                              3.6

Semiconductors                                      3.4

Insurance                                           3.4

Pharmaceuticals                                     3.2

Oil & Gas                                           2.6

Internet                                            2.6

Manufacturing                                       2.5

Software                                            2.2

Aerospace & Defense                                 2.1

Other, less than 2% each                           30.7

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust III

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  May 22, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  May 22, 2007